Note 10 - Fair Value Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
September 30, 2013:
Securities available for sale:
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$20,101,450	$1,525,215	-	$21,626,665
Residential collateralized mortgage obligations – GSE	-	4,196,441	-	4,196,441
Residential collateralized mortgage obligations – non GSE	-	3,052,663	-	3,052,663
Residential mortgage backed securities – GSE	-	33,338,768	-	33,338,768
Obligations of State and Political subdivisions	-	19,745,599	-	19,745,599
Trust preferred debt securities – single issuer	-	2,038,200	-	2,038,200
Corporate debt securities	-	16,520,775	-	16,520,775
Restricted stock	-	1,013,000	-	1,013,000
Mutual fund	-	25,000	-	25,000
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2012:
Securities available for sale:
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$27,923,670	$1,571,865	-	$29,495,535
Residential collateralized mortgage obligations – GSE	-	6,632,665	-	6,632,665
Residential collateralized mortgage obligations – non GSE	-	3,924,182	-	3,924,182
Residential mortgage backed securities – GSE	-	26,489,335	-	26,489,335
Obligations of State and Political subdivisions	-	20,682,301	-	20,682,301
Trust preferred debt securities – single issuer	-	1,998,366	-	1,998,366
Corporate debt securities	-	18,100,281	-	18,100,281
Restricted stock	-	2,493,300	-	2,493,300
Mutual fund	-	25,000	-	25,000

Fair Value Measurements, Nonrecurring [Table Text Block]
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
September 30, 2013:
Impaired loans	-	-	$8,410,298	$8,410,298
Other real estate owned	-	-	571,950	571,950

December 31, 2012:
Impaired loans	-	-	$4,794,369	$4,794,369
Other real estate owned	-	-	6,568,781	6,568,781

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2012:
Impaired loans	-	-	$4,794,369	$4,794,369
Other real estate owned	-	-	6,568,781	6,568,781

December 31, 2011:
Impaired loans	-	-	$2,038,805	$2,038,805
Other real estate owned	-	-	491,536	491,536

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range of Adjustments
September 30, 2013:
Impaired loans	$8,410,298	Appraisal of collateral (1)	Appraisal adjustments (2)	5	-	50%
Other Real Estate Owned	$571,950	Appraisal of collateral (1)	Appraisal adjustments (2)	8	-	60%

December 31, 2012:
Impaired loans	$4,794,369	Appraisal of collateral (1)	Appraisal adjustments (2)	5	-	50%
Other Real Estate Owned	$6,568,781	Appraisal of collateral (1)	Appraisal adjustments (2)	8	-	60%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		September 30, 2013
	Carrying Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value

Cash and cash equivalents	$123,815,138	$123,815,138	-	$-	$123,815,138
Securities available for sale	101,557,211	20,101,450	81,455,761	-	101,557,211
Securities held to maturity	150,572,922	-	152,186,281	-	152,186,281
Loans held for sale	14,535,681	14,535,681	-	-	14,535,681
Loans	355,729,293	-	-	361,388,000	361,388,000
Accrued interest receivable	2,143,535	2,143,535	-	-	2,143,535
Deposits	(686,943,954)	-	(688,159,000)	-	(688,159,000)
Borrowings	(10,000,000)	-	(11,252,000)	-	(11,252,000)
Redeemable subordinated debentures	(18,557,000)	-	(18,557,000)	-	(18,557,000)
Accrued interest payable	(787,927)	(787,927)	-	-	(787,927)
		December 31, 2012
	Carrying Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value

Cash and cash equivalents	$14,044,921	$14,044,921	-	$-	$14,044,921
Securities available for sale	109,840,965	27,923,670	81,917,295	-	109,840,965
Securities held to maturity	116,027,900	-	121,839,363	-	121,839,363
Loans held for sale	35,960,262	-	35,960,262	-	35,960,262
Loans	514,662,898	-	-	515,577,788	515,577,788
Accrued interest receivable	2,872,099	-	2,872,099	-	2,872,099
Deposits	(707,689,475)	-	(709,678,000)	-	(709,678,000)
Borrowings	(42,400,000)	-	(43,906,000)	-	(43,906,000)
Redeemable subordinated debentures	(18,557,000)	-	(18,557,000)	-	(18,557,000)
Accrued interest payable	(1,057,779)	-	(1,057,779)	-	(1,057,779)

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2012:
Securities available for sale:
U.S. Treasury Securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$27,923,670	$1,571,865	$-	$29,495,535
Residential collateralized mortgage obligations GSE	-	6,632,665	-	6,632,665
Residential collateralized mortgage obligations – non GSE	-	3,924,182	-	3,924,182
Residential mortgage backed securities - GSE	-	26,489,335	-	26,489,335
Obligations of State and Political subdivisions	-	20,682,301	-	20,682,301
Trust preferred debt securities - single issuer	-	1,998,366	-	1,998,366
Corporate debt securities	-	18,100,281	-	18,100,281
Restricted stock	-	2,493,300	-	2,493,300
Mutual fund	-	25,000	-	25,000

December 31, 2011:
Securities available for sale:
U.S. Treasury Securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$7,108,870	$12,363,819	$-	$19,472,689
Residential collateralized mortgage obligations GSE	-	13,898,133	-	13,898,133
Residential collateralized mortgage obligations – non GSE	-	4,300,444	-	4,300,444
Residential mortgage backed securities - GSE	-	42,687,209	-	42,687,209
Obligations of State and Political subdivisions	-	5,700,514	-	5,700,514
Trust preferred debt securities - single issuer	-	1,751,241	-	1,751,241
Corporate debt securities	-	1,435,944	-	1,435,944
Restricted stock	-	4,412,600	-	4,412,600
Mutual fund	-	25,000	-	25,000

Fair Value, Option, Quantitative Disclosures [Table Text Block]
	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range of Adjustments

December 31, 2012

Impaired loans	$4,794,369	Appraisal of collateral (1)	Appraisal adjustments (2)	5	-	50%

Other Real Estate Owned	$6,568,781	Appraisal of collateral (1)	Appraisal adjustments (2)	8	-	60%

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
December 31, 2012
	Carrying Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value

Cash and cash equivalents	$14,044,921	$14,044,921	-	-	$14,044,921
Securities available for sale	109,840,965	27,923,670	81,917,295	-	109,840,965
Securities held to maturity	116,027,900	-	121,839,363	-	121,839,363
Loans held for sale	35,960,262	-	35,960,262	-	35,960,262
Loans	514,662,898	-	-	515,577,788	515,577,788
Accrued interest receivable	2,872,099	-	2,872,099	-	2,872,099
Deposits	(707,689,475)	-	(709,678,000)	-	(709,678,000)
Borrowings	(42,400,000)	-	(43,906,000)	-	(43,906,000)
Redeemable subordinated debentures	(18,557,000)	-	(18,557,000)	-	(18,557,000)
Accrued interest payable	(1,057,779)	-	(1,057,779)	-	(1,057,779)
	December 31, 2011
	Carrying Value	Fair Value

Cash and cash equivalents	$15,195,259	$15,195,259
Securities available for sale	93,683,774	93,683,774
Securities held to maturity	142,474,423	147,621,280
Loans held for sale	19,234,111	19,234,111
Loans	469,897,321	471,633,550
Accrued interest receivable	2,996,848	2,996,848
Deposits	(623,862,485)	(625,764,000)
Borrowings	(88,300,000)	(90,163,000)
Redeemable subordinated debentures	(18,557,000)	(18,557,000)
Accrued interest payable	(1,186,511)	(1,186,511)